united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 06/30/17

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2017

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2017 Market Commentary

Strong Returns and Low Market Volatility was a Favorable Combination for the First Half

Halfway through the year, TOPS portfolio returns range from low single digits to high single digits for the varying risk levels. All underlying ETFs held in the TOPS portfolios showed positive first half returns, except a small position in energy, and several had double-digit gains. Prices were also quite stable with no significant pullbacks. International stocks outpaced U.S. stocks and corporate debt outpaced treasuries, boosting results for TOPS. Needless to say, we would be very happy to experience similar returns in the second half of the year.

As usual, we will begin by discussing year-to-date returns and will then shift to addressing topics that may prove important to TOPS portfolio strategies over the remainder of the year and looking out into 2018, including:

1)	In January, we noted low stock volatility levels and warned higher market volatility may come in 2017. However, markets have reacted to all events, both political and economic, with equanimity. Can this low volatility persist?

2)	Valuations appear historically rich for virtually all sectors of the stock and bond markets. How risky are the markets at this point?

3)	Central banks around the world are reversing monetary stimulus. How does that impact the economy?

Second Quarter and Year to Date Market Review

The rising tide lifted nearly all boats in the first half of 2017. According to Morningstar, most popular fund types rose in Q2, whether focused on stocks or bonds, US or foreign. The breadth of the rally is reflected in a few additional reports, as Fidelity stated the average 401(k) balance is at a record high. Finally, the Wall Street Journal reported that all but four of the 30 largest stock market indexes have risen this year. They note that only 4 first half rallies in the past 20 years have been as widespread as this year’s gains.

The diversified TOPS portfolios were well-positioned to take advantage of this broad advance. For Q2, stock index leaders included Developed International (Vanguard FTSE – VEU) +5.74%, Small Cap International (Vanguard FTSE SmallCap -VSS) +6.14% and S&P 500 Growth (IVW) +4.42%. Emerging Markets also contributed, as did both international and domestic REITs. In spite of a weak quarter for natural resources, Guggenheim Global Timber (CUT) rallied sharply gaining 8.47% for the quarter. S&P 500 Value, S&P MidCap and S&P SmallCap all trailed the returns of the S&P 500, as Growth stocks fueled S&P 500 returns.

Despite another Fed Funds rate increase in June, the yield on the US Treasury 10-year bond dropped modestly from 2.4% to 2.3% during Q2 and the Barclays US Aggregate returned 1.45% for the quarter. Continued US Dollar weakness helped Local Currency Emerging Market bonds to lead the way for fixed income in Q2 with a 3.44% return. US corporates and broader international bond sectors also outperformed the Barclays US Aggregate.

For the first half overall, domestic equities did well. In a continuation of Q1 leadership, relative gains were ranked in the opposite order of full year 2016. Over the first half of 2017, the S&P 500 total return was +9.3%, S&P MidCap was +6.0% and S&P SmallCap was +2.8%. The same pattern held in the battle between S&P 500 Value and Growth, as Growth returned +13.15% vs. Value at +4.67%. Surges in market values for the FAANG stocks (Facebook, Apple, Amazon, Netflix and Google) have pushed them to over 10% of the S&P 500 and 20% of S&P Growth. With such a high concentration in these indexes, strong buying pressure has been a big driver of index returns.

The “pause” in the US Dollar (USD) rally we discussed earlier this year has turned into a bona fide decline as the USD dropped to its lowest level since October 2016 towards the end of Q2. Expectations of Central Bank actions have shifted significantly over that timeframe. While the US Fed has led the way in reducing monetary stimulus, central banks in Europe, the UK and Canada have all signaled they, too may be tightening. In addition, improving economic growth prospects for international economies relative to slowing US growth forecasts have contributed to a weaker USD.

As we noted last year, international equity valuations appeared relatively attractive vs. US valuations, which combined with USD weakness and improved earnings has invited strong investment inflows to international equities recently. Year-to-date (YTD) returns have been robust, as shown by the TOPS International (FTSE) ETFs: Vanguard Ex-US (VEU) +14.84%, Vanguard ex-US SmallCap +15.95% and Vanguard Emerging Markets (VWO) +15.03%.

The YTD Barclays US Aggregate Bond Index return was +2.27% and, as noted earlier, the rising trend of 10 year US Treasury bond yields paused in Q1. The Federal Reserve rate increase to 1.0% in March and 1.25% in June has not led to higher longer maturity bond yields thus far. Returns for US Treasuries were slightly positive all along the yield curve in the first half, as the curve flattened a bit. Significantly stronger returns were recorded by Emerging Markets local currency bonds at +9.73% and from both investment grade US corporates and the US High Yield sector at approximately 4%.

Will Market Volatility Remain at Historic Low Levels?

Most investors have heard of the Volatility Index (VIX). The value of VIX relates to the cost of insuring against sharp price movements (ie, volatility) via options contracts. Supply and demand for the options causes VIX to rise and fall, much like any traded asset. Nobody knows what the actual price movements will be, but a high VIX indicates a lot of investors want to insure against sharp volatility, which is why the VIX is also known as the “fear index”. Currently, many people are aware that VIX is at a very low level, which is generally seen as a sign of investor complacency.

Low volatility is further reflected in the price movements of the S&P 500 so far this year. The first trading day in 2017 with a 1% or more daily change in the S&P 500 was in March. According to Strategas Research Partners, the S&P has averaged well over 100 such days yearly over the past 35 years. Another way to think about volatility is the maximum drawdown (price change from a trading high to a trading low) so far in 2017 is 2.8%. Since 1928 the only year with a smaller maximum drawdown was in 1995. Of course, we are only halfway through 2017 and things could change, but stocks have been very smooth overall.

So far, there have been numerous news events that might have started a chain reaction of greater volatility, including President Trump’s tweets, the firing of FBI director James Comey, the failure of the House version of ACA repeal/replace, two Fed rate hikes, the Fed’s signal that it would start reducing its large balance sheet, the ECB QE reduction, China’s overstressed banking system, numerous terrorist attacks, North Korean nuclear tests, the UK election results, volatile oil prices, obvious signs of Russian interference in US elections, the WannaCry ransomware virus, surging Bitcoin prices and the list goes on. The point is investors have remained calm and optimistic in the face of a lot of news. The certain answers are that volatility will not stay low forever and that we cannot predict the Black Swan that will usher in higher volatility. These truths are bedrock to our philosophy of strategic, diversified portfolios.

With Market Valuations Above Historic Norms, Are Stocks and Bonds Really Risky?

Valuations are higher than normal and that means (all else equal) risks are higher than when valuations were at normal levels. “All else equal” is the key to this discussion. If fundamentals such as earnings and dividends improve significantly, forward valuations won’t turn out to be as high as they now appear. If other fundamentals such as inflation and interest rates hold steady at very low levels, higher equity valuations may not be a problem.

Nonetheless, it is difficult to ignore the fact US stocks entered 2017 with relatively high valuations and they are now even higher. The TOPS Portfolio Management Team monitors valuations by ranking the current index p/e’s (historical P/E) versus monthly data from the past 20 years. Large, mid and small cap stocks are currently above the 80th percentile compared to values over the last 20 years.

The valuation story is similar for bonds. The 10 year US Treasury Bond (10UST) yield hit an all-time low of 1.37% a year ago, but that was with short rates at 0.50%. With Fed Funds now at 1.25%, how much lower (more highly valued) can the 10UST get versus its current 2.3% yield?

Our answer to this section’s question is that US stocks AND bonds look fully valued on the surface– which heightens the risk of volatility should something happen to shatter the optimism/complacency of investors discussed in the prior section.

The situation is somewhat different for international investments, even after their strong relative performance this year. Perhaps the leadership trend is finally shifting – returns of US stocks had nearly doubled those of developed international and tripled the returns of EM over the last 5 years. We have discussed this many times and conclude that the strong USD, better US economic growth and stronger US earnings prospects were the primary drivers. Each of these factors has shifted in favor of international this year, and foreign valuations were already less rich. The case for significant strategic exposure to international markets is one we continue to strongly support.

Will Central Bank Actions Impact the Markets?

Globally, Central Banks have flooded the markets with liquidity over the past 8 years. Since economic growth has been slow, the liquidity flowed into assets such as stocks, bonds, housing and commercial real estate. Confidence in the Central Bankers as backstops to any price downturns created strong demand for what may eventually turn out to be overvalued assets. If history is a guide, the belief in the Central Bankers ability to reverse their unprecedented actions since 2009 will bring grief to many investors. The fact the US Fed and the ECB are trying to figure this out simultaneously is certainly a concern.

We don’t fully subscribe to the common worry that reduced stimulus raises the risk of recession. Every post WWII recession began with an inverted yield curve and it generally takes a while for the curve to impact the economy enough to cause a slowdown that can morph into a recession. Now, the yield curve is still solidly positive. Depending on the outcome of healthcare and tax reform legislation, “animal spirits” could still be unleashed and the Trump Trade could resume. We will continue to closely monitor whether the hard data changes, but at this time signs of recession are not apparent.

Portfolio Strategies

The TOPS strategy for managing globally diversified portfolios is focused on optimizing risk adjusted returns. Consensus forecasts indicate the growth rate of the global economy is improving modestly. Global equities are at relatively high valuations, but stronger economies generally lead to stronger earnings. While it appears to us that interest rates will rise somewhat globally, the absence of inflation and the presence of high demand for fixed income should moderate any increase that develops. As always, we are constantly analyzing the markets and economy for indications that changes to the TOPS portfolios are necessary. We believe the portfolios are appropriately structured for the current environment.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400®measures the mid-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600®measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE®Index is a free float -adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float -adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds , government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The PIMCO 0-5 Year High Yield Corporate Bond Index ETF tracks the BofA Merrill Lynch 0- 5 Year US High Yield Constrained Index. The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index is an unmanaged index comprised of US dollar denominated below investment grade corporate debt securities publicly issued in the US domestic market with remaining maturities of less than 5 years.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

8102-NLD-8/2/2017

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2017

The Portfolio’s performance figures* for the periods ended June 30, 2017 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Aggressive Growth ETF Portfolio
Class 1	8.83%	17.85%	11.01%	7.42%	N/A
Class 2	8.65%	17.57%	10.80%	7.21%	N/A
Investor Class	8.11%	16.43%	N/A	N/A	6.63%
S&P 500 Total Return Index ****	9.34%	17.90%	14.63%	12.36%	9.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.36%, 0.61%, and 0.86%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2017	% of Net Assets
Equity Funds	97.9%
Other Assets and Liabilities/Cash & Cash Equivalents	2.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2017

The Portfolio’s performance figures* for the periods ended June 30, 2017 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Balanced ETF Portfolio
Class 1	5.09%	8.37%	6.31%	5.15%	N/A
Class 2	4.99%	8.09%	5.95%	4.77%	N/A
Investor Class	4.76%	7.69%	N/A	N/A	4.32%
S&P 500 Total Return Index ****	9.34%	17.90%	14.63%	12.36%	9.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.41%, 0.66%, and 0.91%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2017	% of Net Assets
Equity Funds	50.1%
Debt Funds	47.9%
Other Assets and Liabilities/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2017

The Portfolio’s performance figures* for the periods ended June 30, 2017 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Conservative ETF Portfolio
Class 1	3.29%	5.33%	4.00%	3.86%	N/A
Class 2	3.22%	5.08%	3.71%	3.62%	N/A
Investor Class	3.14%	4.96%	N/A	N/A	3.10%
S&P 500 Total Return Index ****	9.34%	17.90%	14.63%	12.36%	9.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.44%, 0.69%, and 0.94%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2017	% of Net Assets
Debt Funds	68.1%
Equity Funds	30.0%
Other Assets and Liabilities/Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2017

The Portfolio’s performance figures* for the periods ended June 30, 2017 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Growth ETF Portfolio
Class 1	7.76%	15.29%	9.55%	8.08%	N/A
Class 2	7.65%	14.99%	9.27%	7.73%	N/A
Investor Class	7.10%	13.97%	N/A	N/A	5.87%
S&P 500 Total Return Index ****	9.34%	17.90%	14.63%	12.36%	9.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.40%, 0.65%, and 0.90%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2017	% of Net Assets
Equity Funds	84.9%
Debt Funds	13.0%
Other Assets and Liabilities/Cash & Cash Equivalents	2.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2017

The Portfolio’s performance figures* for the periods ended June 30, 2017 as compared to its benchmark:

			Five	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Moderate Growth ETF Portfolio
Class 1	6.26%	11.63%	7.78%	5.78%	N/A
Class 2	6.19%	11.42%	7.49%	5.51%	N/A
Investor Class	5.67%	10.40%	N/A	N/A	4.90%
S&P 500 Total Return Index ****	9.34%	17.90%	14.63%	12.36%	9.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.41%, 0.66%, and 0.91%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2017	% of Net Assets
Equity Funds	65.1%
Debt Funds	32.9%
Other Assets and Liabilities/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 97.9%
	EQUITY FUNDS - 97.9%
9,358	FlexShares Global Upstream Natural Resources Index Fund	$267,358
3,134	Guggenheim MSCI Global Timber	89,538
7,140	iShares Core S&P Mid-Cap ETF	1,242,003
16,422	iShares Core S&P Small-Cap ETF	1,151,346
10,954	iShares S&P 500 Growth ETF	1,499,055
13,566	iShares S&P 500 Value ETF	1,423,887
31,801	Vanguard FTSE All-World ex-US ETF	1,591,004
2,464	Vanguard FTSE All World ex-US Small-Cap ETF	266,408
18,034	Vanguard FTSE Emerging Markets ETF	736,328
3,130	Vanguard Global ex-U.S. Real Estate ETF	176,063
2,107	Vanguard REIT ETF	175,366
1,361	WisdomTree Emerging Markets SmallCap Dividend Fund	62,266
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,703,959)	8,680,622

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
220,657	STIT - Government & Agency Portfolio, Institutional Class - 0.89% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $220,657)	220,657

	TOTAL INVESTMENTS - 100.40% (Cost - $7,924,616) (b)	$8,901,279
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(32,358)
	TOTAL NET ASSETS - 100.0%	$8,868,921

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,956,664 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$944,615
Unrealized depreciation:	—
Net unrealized appreciation:	$944,615

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.9%
24,272	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$595,999
2,351	iShares 1-3 Year Treasury Bond ETF	198,636
6,431	iShares 3-7 Year Treasury Bond ETF	794,679
3,906	iShares Floating Rate Bond ETF	198,893
5,643	iShares iBoxx $ High Yield Corporate Bond ETF	498,785
5,770	iShares iBoxx $ Investment Grade Corporate Bond ETF	695,343
11,428	PIMCO 1-5 Year U.S. TIPS Index ETF	596,199
8,596	PowerShares Senior Loan Portfolio	198,911
12,975	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	397,554
10,498	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	198,307
3,766	Vanguard Mortgage-Backed Securities ETF	198,318
3,651	Vanguard Total International Bond ETF	198,468
		4,770,092
	EQUITY FUNDS - 50.1%
3,508	FlexShares Global Upstream Natural Resources Index Fund	100,224
3,519	Guggenheim MSCI Global Timber	100,538
2,298	iShares Core S&P Mid-Cap ETF	399,737
5,721	iShares Core S&P Small-Cap ETF	401,099
5,094	iShares S&P 500 Growth ETF	697,114
10,475	iShares S&P 500 Value ETF	1,099,456
1,136	Vanguard Energy ETF	100,536
15,930	Vanguard FTSE All-World ex-US ETF	796,978
1,846	Vanguard FTSE All World ex-US Small-Cap ETF	199,589
9,809	Vanguard FTSE Emerging Markets ETF	400,501
5,299	Vanguard Global ex-U.S. Real Estate ETF	298,069
819	Vanguard Materials ETF	99,590
3,578	Vanguard REIT ETF	297,797
		4,991,228
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,207,786)	9,761,320

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
242,846	STIT - Government & Agency Portfolio, Institutional Class - 0.89% (a)
	TOTAL SHORT TERM INVESTEMENTS (Cost - $242,846)	242,846

	TOTAL INVESTMENTS - 100.4% (Cost - $9,450,632) (b)	$10,004,166
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(41,621)
	TOTAL NET ASSETS - 100.0%	$9,962,545

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $9,525,098 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$494,386
Unrealized depreciation:	(15,318)
Net unrealized appreciation:	$479,068

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 68.1%
24,213	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$594,550
6,170	iShares 1-3 Year Treasury Bond ETF	521,303
3,607	iShares 3-7 Year Treasury Bond ETF	445,717
4,391	iShares Floating Rate Bond ETF	223,590
3,696	iShares iBoxx $ Investment Grade Corporate Bond ETF	445,405
2,939	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	297,897
11,400	PIMCO 1-5 Year U.S. TIPS Index ETF	594,738
2,930	PIMCO Enhanced Short Maturity Active ETF	298,040
19,332	PowerShares Senior Loan Portfolio	447,343
19,450	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	595,948
7,846	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	148,211
2,823	Vanguard Mortgage-Backed Securities ETF	148,659
5,451	Vanguard Total International Bond ETF	296,316
		5,057,717
	EQUITY FUNDS - 30.0%
5,207	FlexShares Global Upstream Natural Resources Index Fund	148,764
1,705	iShares Core S&P Mid-Cap ETF	296,585
2,112	iShares Core S&P Small-Cap ETF	148,072
2,693	iShares S&P 500 Growth ETF	368,537
4,960	iShares S&P 500 Value ETF	520,602
7,382	Vanguard FTSE All-World ex-US ETF	369,321
688	Vanguard FTSE All World ex-US Small-Cap ETF	74,387
2,634	Vanguard Global ex-U.S. Real Estate ETF	148,162
1,771	Vanguard REIT ETF	147,400
		2,221,830
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,120,316)	7,279,547

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
136,225	STIT - Government & Agency Portfolio, Institutional Class - 0.89% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $136,225)	136,225

	TOTAL INVESTMENTS - 99.9% (Cost - $7,256,541) (b)	$7,415,772
	OTHER ASSETS AND LIABILITIES - NET - 0.1%	9,343
	TOTAL NET ASSETS - 100.0%	$7,425,115

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,284,025 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$151,990
Unrealized depreciation:	(20,243)
Net unrealized appreciation:	$131,747

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 13.0%
12,100	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$297,116
2,405	iShares 3-7 Year Treasury Bond ETF	297,186
6,742	iShares iBoxx $ High Yield Corporate Bond ETF	595,925
2,855	PIMCO 1-5 Year U.S. TIPS Index ETF	148,945
23,611	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	446,012
2,828	Vanguard Mortgage-Backed Securities ETF	148,922
		1,934,106
	EQUITY FUNDS - 84.9%
20,859	FlexShares Global Upstream Natural Resources Index Fund	595,942
5,246	Guggenheim MSCI Global Timber	149,878
9,401	iShares Core S&P Mid-Cap ETF	1,635,304
21,173	iShares Core S&P Small-Cap ETF	1,484,439
15,175	iShares S&P 500 Growth ETF	2,076,699
18,417	iShares S&P 500 Value ETF	1,933,048
1,690	Vanguard Energy ETF	149,565
50,525	Vanguard FTSE All-World ex-US ETF	2,527,766
2,764	Vanguard FTSE All World ex-US Small-Cap ETF	298,844
20,130	Vanguard FTSE Emerging Markets ETF	821,908
7,935	Vanguard Global ex-U.S. Real Estate ETF	446,344
1,225	Vanguard Materials ETF	148,960
3,559	Vanguard REIT ETF	296,215
1,628	WisdomTree Emerging Markets SmallCap Dividend Fund	74,481
		12,639,393
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,125,694)	14,573,499

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
375,419	STIT - Government & Agency Portfolio, Institutional Class - 0.89% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $375,419)	375,419

	TOTAL INVESTMENTS - 100.4% (Cost - $13,501,113) (b)	$14,948,918
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(66,732)
	TOTAL NET ASSETS - 100.0%	$14,882,186

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $13,565,685 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,399,979
Unrealized depreciation:	(16,746)
Net unrealized appreciation:	$1,383,233

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.9%
20,187	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$495,692
3,914	iShares 1-3 Year Treasury Bond ETF	330,694
1,334	iShares 3-7 Year Treasury Bond ETF	164,842
9,394	iShares iBoxx $ High Yield Corporate Bond ETF	830,336
9,593	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,156,052
9,504	PIMCO 1-5 Year U.S. TIPS Index ETF	495,824
14,308	PowerShares Senior Loan Portfolio	331,087
26,991	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	827,004
17,448	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	329,593
6,268	Vanguard Mortgage-Backed Securities ETF	330,073
3,026	Vanguard Total International Bond ETF	164,493
		5,455,690
	EQUITY FUNDS - 65.1%
17,504	FlexShares Global Upstream Natural Resources Index Fund	500,089
5,860	Guggenheim MSCI Global Timber	167,420
7,631	iShares Core S&P Mid-Cap ETF	1,327,412
14,189	iShares Core S&P Small-Cap ETF	994,791
13,317	iShares S&P 500 Growth ETF	1,822,432
17,430	iShares S&P 500 Value ETF	1,829,453
1,892	Vanguard Energy ETF	167,442
16,303	Vanguard FTSE Emerging Markets ETF	665,652
39,744	Vanguard FTSE All-World ex-US ETF	1,988,392
3,071	Vanguard FTSE All World ex-US Small-Cap ETF	332,037
8,805	Vanguard Global ex-U.S. Real Estate ETF	495,281
1,364	Vanguard Materials ETF	165,862
3,957	Vanguard REIT ETF	329,341
		10,785,604
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,122,989)	16,241,294

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
396,969	STIT - Government & Agency Portfolio, Institutional Class - 0.89% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $396,969)	396,969

	TOTAL INVESTMENTS - 100.4% (Cost - $15,519,958) (b)	$16,638,263
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(60,563)
	TOTAL NET ASSETS - 100.0%	$16,577,700

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $15,632,872 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,019,977
Unrealized depreciation:	(14,586)
Net unrealized appreciation:	$1,005,391

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
June 30, 2017 (Unaudited)

	Aggressive		Balanced		Conservative
	Growth		ETF		ETF
Assets:	ETF Portfolio		Portfolio		Portfolio
Investments in securities, at cost	$7,924,616		$9,450,632		$7,256,541
Investments in securities, at value	$8,901,279		$10,004,166		$7,415,772
Receivable for securities sold	19,769		8,357		24,770
Receivable for Portfolio shares sold	13,450		3,002		311
Interest and dividends receivable	966		2,046		814
Total Assets	8,935,464		10,017,571		7,441,667
Liabilities:
Payable for Portfolio shares redeemed	42		632		622
Payable for securities purchased	63,344		51,402		14,199
Accrued investment advisory fees	723		801		611
Accrued distribution (12b-1) fees	1,711		1,390		509
Payable to related parties and administrative service fees	723		801		611
Total Liabilities	66,543		55,026		16,552
Net Assets	$8,868,921		$9,962,545		$7,425,115

Components of Net Assets:
Paid in capital	$7,602,084		$9,114,224		$7,127,441
Undistributed net investment income	176,295		219,054		118,489
Accumulated net realized gain on investments	113,879		75,733		19,954
Net unrealized appreciation on investments	976,663		553,534		159,231
Net Assets	$8,868,921		$9,962,545		$7,425,115

Class 1 Shares:
Net assets	$453,088		$3,096,014		$4,969,787
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	32,809		253,993		428,601

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.81		$12.19		$11.60

Class 2 Shares:
Net assets	$8,415,818		$6,866,519		$2,455,316

Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	614,851		582,529		213,009

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.69		$11.79		$11.53

Investor Class Shares:
Net assets	$15		$12		$12
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.53	(a)	$12.32	(a)	$11.84	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2017 (Unaudited)

	Growth		Moderate
	ETF		Growth
Assets:	Portfolio		ETF Portfolio
Investments in securities, at cost	$13,501,113		$15,519,958
Investments in securities, at value	$14,948,918		$16,638,263
Receivable for securities sold	52,846		26,468
Receivable for Portfolio shares sold	16,846		7,131
Interest and dividends receivable	3,027		3,372
Total Assets	15,021,637		16,675,234
Liabilities:
Payable for Portfolio shares redeemed	725		339
Payable for securities purchased	133,902		92,125
Accrued investment advisory fees	1,209		1,352
Accrued distribution (12b-1) fees	2,406		2,366
Payable to related parties and administrative service fees	1,209		1,352
Total Liabilities	139,451		97,534
Net Assets	$14,882,186		$16,577,700

Components of Net Assets:
Paid in capital	$12,928,257		$15,033,021
Undistributed net investment income	321,942		352,363
Accumulated net realized gain on investments	184,182		74,011
Net unrealized appreciation on investments	1,447,805		1,118,305
Net Assets	$14,882,186		$16,577,700

Class 1 Shares:
Net assets	$3,001,789		$5,018,648
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	209,889		428,534

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.30		$11.71

Class 2 Shares:
Net assets	$11,880,382		$11,559,040
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	843,716		1,020,442

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.08		$11.33

Investor Class Shares:
Net assets	$15		$12
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.09	(a)	$12.31	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2017 (Unaudited)

	Aggressive	Balanced	Conservative
	Growth	ETF	ETF
	ETF Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$76,621	$86,364	$63,967
Interest income	537	689	550
Total Investment Income	77,158	87,053	64,517
Expenses:
Investment advisory fees	4,060	4,428	3,417
Distribution fees (12b-1) - Class 2 Shares	9,646	8,345	2,848
Related parties and administrative service fees	4,060	4,428	3,417
Total Expenses	17,766	17,201	9,682
Net Investment Income	59,392	69,852	54,835
Realized and Unrealized Gain on Investments:
Net realized gain on investments	62,159	50,820	55,549
	62,159	50,820	55,549
Net change in unrealized appreciation on investments	540,800	314,228	101,296
Net Realized and Unrealized Gain on Investments	602,959	365,048	156,845
Net Increase in Net Assets Resulting from Operations	$662,351	$434,900	$211,680

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Continued)
For the Six Months Ended June 30, 2017 (Unaudited)

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$137,987	$155,316
Interest income	919	1,105
Total Investment Income	138,906	156,421
Expenses:
Investment advisory fees	6,658	7,540
Distribution fees (12b-1) - Class 2 Shares	13,175	14,036
Related parties and administrative service fees	6,658	7,540
Total Expenses	26,491	29,116
Net Investment Income	112,415	127,305
Realized and Unrealized Gain on Investments:
Net realized gain on investments	122,643	133,271
	122,643	133,271
Net change in unrealized appreciation on investments	735,068	641,975
Net Realized and Unrealized Gain on Investments	857,711	775,246
Net Increase in Net Assets Resulting from Operations	$970,126	$902,551

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2017	Year Ended	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016	(Unaudited)	December 31, 2016

Increase in Net Assets:
From Operations:
Net investment income	$59,392	$116,934	$69,852	$149,235
Net realized gain on investments	62,159	55,244	50,820	69,436
Distributions of realized gains by underlying investment companies	—	—	—	5
Net change in unrealized appreciation on investments	540,800	611,431	314,228	364,169
Net increase in net assets resulting from operations	662,351	783,609	434,900	582,845
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(1,821)	—	(6,206)
Class 2	—	(64,748)	—	(75,315)
Net Realized Gains:
Class 1	—	(1,601)	—	(3,847)
Class 2	—	(64,907)	—	(54,128)

Total distributions to shareholders	—	(133,077)	—	(139,496)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	153,818	210,848	1,475,018	1,543,910
Class 2	1,477,887	3,515,734	1,752,657	4,762,690
Investor	—	—	—	1
Reinvestment of distributions
Class 1	—	3,422	—	10,053
Class 2	—	129,655	—	129,443
Cost of shares redeemed
Class 1	(35,369)	(617)	(53,653)	(7,272)
Class 2	(772,284)	(1,922,929)	(2,967,248)	(2,758,110)
Investor	—	—	—	(1)
Net increase in net assets from share transactions of beneficial interest	824,052	1,936,113	206,774	3,680,714
Total increase in net assets	1,486,403	2,586,645	641,674	4,124,063

Net Assets:
Beginning of period	7,382,518	4,795,873	9,320,871	5,196,808
End of period	$8,868,921	$7,382,518	$9,962,545	$9,320,871
Undistributed net investment income at end of period	$176,295	$116,903	$219,054	$149,202

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2017	Year Ended	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016	(Unaudited)	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Sold	11,608	16,763	122,776	133,439
Shares Reinvested	—	282	—	880
Shares Redeemed	(2,551)	(50)	(4,516)	(631)
Net increase in shares of beneficial interest outstanding	9,057	16,995	118,260	133,688

Class 2
Shares Sold	111,641	297,519	152,530	439,270
Shares Reinvested	—	10,760	—	11,693
Shares Redeemed	(58,927)	(161,674)	(259,721)	(249,592)
Net increase (decrease) in shares of beneficial interest outstanding	52,714	146,605	(107,191)	201,371

Investor Class
Shares Sold	—	—	—	0	(a)
Shares Redeemed	—	—	—	(0	) (a)
Net increase in shares of beneficial interest outstanding	—	—	—	0

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2017	Year Ended	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016	(Unaudited)	December 31, 2016

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$54,835	$63,658	$112,415	$209,576
Net realized gain (loss) on investments	55,549	(11,707)	122,643	101,431
Distributions of realized gains by underlying investment companies	—	3	—	3
Net change in unrealized appreciation on investments	101,296	134,846	735,068	866,549
Net increase in net assets resulting from operations	211,680	186,800	970,126	1,177,559
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(26,973)	—	(28,295)
Class 2	—	(9,444)	—	(104,479)
Net Realized Gains:
Class 1	—	—	—	(43,900)
Class 2	—	—	—	(184,155)

Total distributions to shareholders	—	(36,417)	—	(360,829)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,644,479	3,762,897	281,966	558,287
Class 2	675,480	2,109,244	2,884,614	5,516,925
Investor	—	1	—	1
Reinvestment of distributions
Class 1	—	26,973	—	72,195
Class 2	—	9,444	—	288,634
Cost of shares redeemed
Class 1	(843,264)	(30,138)	(3,777)	(108,970)
Class 2	(108,011)	(2,909,887)	(1,688,141)	(3,028,051)
Investor	—	(1)	—	(1)
Net increase in net assets from share transactions of beneficial interest	1,368,684	2,968,533	1,474,662	3,299,020
Total increase in net assets	1,580,364	3,118,916	2,444,788	4,115,750

Net Assets:
Beginning of period	5,844,751	2,725,835	12,437,398	8,321,648
End of period	$7,425,115	$5,844,751	$14,882,186	$12,437,398
Undistributed net investment income at end of period	$118,489	$63,654	$321,942	$209,527

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2017	Year Ended		June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016		(Unaudited)	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Sold	143,961	335,433		20,362	42,218
Shares Reinvested	—	2,428		—	5,649
Shares Redeemed	(73,972)	(2,707)		(271)	(8,145)
Net increase in shares of beneficial interest outstanding	69,989	335,154		20,091	39,722

Class 2
Shares Sold	59,681	196,320		211,094	434,974
Shares Reinvested	—	854		—	22,889
Shares Redeemed	(9,473)	(267,238)		(125,703)	(238,226)
Net increase (decrease) in shares of beneficial interest outstanding	50,208	(70,064)		85,391	219,637

Investor Class
Shares Sold	—	0	(a)	—	0	(a)
Shares Redeemed	—	(0	) (a)	—	(0	) (a)
Net increase in shares of beneficial interest outstanding	—	0		—	0

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$127,305	$225,090
Net realized gain (loss) on investments	133,271	(17,433)
Distributions of realized gains by underlying investment companies	—	8
Net change in unrealized appreciation on investments	641,975	695,972
Net increase in net assets resulting from operations	902,551	903,637
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(14,125)
Class 2	—	(63,795)
Net Realized Gains:
Class 1	—	(11,652)
Class 2	—	(60,201)

Total distributions to shareholders	—	(149,773)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,792,564	1,510,257
Class 2	1,660,664	7,463,920
Investor	—	1
Reinvestment of distributions
Class 1	—	25,777
Class 2	—	123,996
Cost of shares redeemed
Class 1	(44,264)	(267,258)
Class 2	(2,136,311)	(1,708,698)
Investor	—	(1)
Net increase in net assets from share transactions of beneficial interest	1,272,653	7,147,994
Total increase in net assets	2,175,204	7,901,858

Net Assets:
Beginning of period	14,402,496	6,500,638
End of period	$16,577,700	$14,402,496
Undistributed net investment income at end of period	$352,363	$225,058

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Sold	156,365	138,763
Shares Reinvested	—	2,402
Shares Redeemed	(3,869)	(24,383)
Net increase in shares of beneficial interest outstanding	152,496	116,782

Class 2
Shares Sold	149,676	718,772
Shares Reinvested	—	11,934
Shares Redeemed	(194,140)	(166,970)
Net increase (decrease) in shares of beneficial interest outstanding	(44,464)	563,736

Investor Class
Shares Sold	—	0	(a)
Shares Redeemed	—	(0	) (a)
Net increase in shares of beneficial interest outstanding	—	0

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$12.69		$11.43	$12.52	$12.32	$10.05	$8.67
Income (loss) from investment operations:
Net investment income (a) (b)	0.12		0.34	0.23	0.24	0.34	0.06
Net realized and unrealized gain (loss) on investments	1.00		1.18	(0.70)	0.38	2.04	1.32
Total income (loss) from investment operations	1.12		1.52	(0.47)	0.62	2.38	1.38
Less distributions from:
Net investment income	—		(0.14)	(0.14)	(0.13)	(0.09)	—
Net realized gain	—		(0.12)	(0.48)	(0.29)	(0.02)	—
Total distributions from net investment income and net realized gains	—		(0.26)	(0.62)	(0.42)	(0.11)	—
Net asset value, end of period	$13.81		$12.69	$11.43	$12.52	$12.32	$10.05
Total return (c)	8.83	% (g)	13.41%	(3.50)%	5.10%	23.68%	15.92%
Ratios and Supplemental Data:
Net assets (in 000’s)	$453		$302	$77	$83	$74	$10 (e)
Ratio of expenses to average net assets (d)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	1.80	% (f)	2.81%	1.87%	1.92%	2.83%	0.69%
Portfolio turnover rate	13	% (g)	16%	11%	36%	32%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Actual net assets, not truncated.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$12.60		$11.36	$12.45	$12.27	$10.09	$8.66
Income (loss) from investment operations:
Net investment income (a) (b)	0.10		0.23	0.22	0.23	0.19	0.36
Net realized and unrealized gain (loss) on investments	0.99		1.25	(0.70)	0.36	2.09	1.08
Total income (loss) from investment operations	1.09		1.48	(0.48)	0.59	2.28	1.44
Less distributions from:
Net investment income	—		(0.12)	(0.13)	(0.12)	(0.08)	(0.01)
Net realized gain	—		(0.12)	(0.48)	(0.29)	(0.02)	—
Total distributions from net investment income and net realized gains	—		(0.24)	(0.61)	(0.41)	(0.10)	(0.01)
Net asset value, end of period	$13.69		$12.60	$11.36	$12.45	$12.27	$10.09
Total return (c)	8.65	% (f)	13.16%	(3.66)%	4.81%	22.63%	16.64%
Ratios and Supplemental Data:
Net assets (in 000’s)	$8,416		$7,081	$4,719	$2,986	$1,716	$808
Ratio of expenses to average net assets (d)	0.45	% (e)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.44	% (e)	1.94%	1.79%	1.83%	1.68%	3.66%
Portfolio turnover rate	13	% (f)	16%	11%	36%	32%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2017		Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$13.44		$11.96	$12.83
Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.23	0.22
Net realized and unrealized gain (loss) on investments	0.99		1.25	(1.09)
Total income (loss) from investment operations	1.09		1.48	(0.87)
Net asset value, end of period	$14.53		$13.44	$11.96
Total return (d)	8.11%		12.37%	(6.78)%
Ratios and Supplemental Data:
Net assets, end of period	$15	(f)	$13 (f)	$12	(f)
Ratio of expenses to average net assets (e)	0.70	% (g)	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (e)	1.19	% (g)	1.69%	1.54	% (g)
Portfolio turnover rate	13	% (h)	16%	11%

(a)	The Aggressive Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Actual net assets, not truncated.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$11.60		$10.93	$11.57	$11.72	$10.76	$9.57
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.40	0.21	0.25	0.16	0.38
Net realized and unrealized gain (loss) on investments	0.48		0.50	(0.50)	0.30	0.80	0.81
Total income (loss) from investment operations	0.59		0.90	(0.29)	0.55	0.96	1.19
Less distributions from:
Net investment income	—		(0.14)	(0.17)	(0.21)	—	(0.00	) (f)
Net realized gain	—		(0.09)	(0.18)	(0.49)	—	—
Total distributions from net investment income and net realized gains	—		(0.23)	(0.35)	(0.70)	—	(0.00	) (f)
Net asset value, end of period	$12.19		$11.60	$10.93	$11.57	$11.72	$10.76
Total return (c)	5.09	% (g)	8.22%	(2.38)%	4.76%	8.92%	12.48%
Ratios and Supplemental Data:
Net assets (in 000’s)	$3,096		$1,574	$22	$23	$12 (d)	$1,806
Ratio of expenses to average net assets (e)	0.20	% (h)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (e)	1.93	% (h)	3.53%	1.87%	2.09%	1.47%	3.62%
Portfolio turnover rate	31	% (g)	32%	18%	21%	494%	117%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Amount represents less than $0.01 per share.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$11.23		$10.60	$11.23	$11.51	$10.69	$9.56
Income (loss) from investment operations:
Net investment income (a) (b)	0.08		0.22	0.19	0.20	0.20	0.30
Net realized and unrealized gain (loss) on investments	0.48		0.62	(0.49)	0.20	0.77	0.83
Total income (loss) from investment operations	0.56		0.84	(0.30)	0.40	0.97	1.13
Less distributions from:
Net investment income	—		(0.12)	(0.15)	(0.19)	(0.15)	(0.00	) (e)
Net realized gain	—		(0.09)	(0.18)	(0.49)	—	—
Total distributions from net investment income and net realized gains	—		(0.21)	(0.33)	(0.68)	(0.15)	(0.00	) (e)
Net asset value, end of period	$11.79		$11.23	$10.60	$11.23	$11.51	$10.69
Total return (c)	4.99	% (g)	7.91%	(2.56)%	3.54%	9.10%	11.86%
Ratios and Supplemental Data:
Net assets (in 000’s)	$6,867		$7,747	$5,174	$4,206	$3,622	$1,450
Ratio of expenses to average net assets (d)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.46	% (f)	2.01%	1.69%	1.74%	1.80%	2.82%
Portfolio turnover rate	31	% (g)	32%	18%	21%	494%	117%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2017		Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.76		$10.93	$11.35
Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.23	0.07
Net realized and unrealized gain (loss) on investments	0.48		0.60	(0.49)
Total income (loss) from investment operations	0.56		0.83	(0.42)
Net asset value, end of period	$12.32		$11.76	$10.93
Total return (d)	4.76%		7.59%	(3.70)%
Ratios and Supplemental Data:
Net assets, end of period	$12	(g)	$12 (g)	$11	(g)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.21	% (f)	1.76%	1.44	% (f)
Portfolio turnover rate	31	% (h)	32%	18%

(a)	The Balanced ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not Annualized

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$11.23		$10.70	$11.15	$11.07	$10.91	$9.91
Income (loss) from investment operations:
Net investment income (a) (b)	0.10		0.30	0.19	0.21	0.20	0.23
Net realized and unrealized gain (loss) on investments	0.27		0.36	(0.39)	0.05 (e)	0.32	0.80
Total income (loss) from investment operations	0.37		0.66	(0.20)	0.26	0.52	1.03
Less distributions from:
Net investment income	—		(0.13)	(0.17)	(0.05)	(0.22)	(0.03)
Net realized gain	—		—	(0.08)	(0.13)	(0.14)	—
Total distributions from net investment income and net realized gains	—		(0.13)	(0.25)	(0.18)	(0.36)	(0.03)
Net asset value, end of period	$11.60		$11.23	$10.70	$11.15	$11.07	$10.91
Total return (c)	3.29	% (g)	6.16%	(1.78)%	2.37%	4.81%	10.35%
Ratios and Supplemental Data:
Net assets (in 000’s)	$4,970		$4,026	$251	$64	$66	$48
Ratio of expenses to average net assets (d)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	1.68	% (f)	2.66%	1.75%	1.87%	1.81%	2.15%
Portfolio turnover rate	17	% (g)	93%	31%	27%	166%	107%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares (f) Annualized.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$11.17		$10.63	$11.09	$11.03	$10.88	$9.90
Income (loss) from investment operations:
Net investment income (a) (b)	0.08		0.17	0.16	0.18	0.16	0.30
Net realized and unrealized gain (loss) on investments	0.28		0.45	(0.39)	0.06 (e)	0.33	0.71
Total income (loss) from investment operations	0.36		0.62	(0.23)	0.24	0.49	1.01
Less distributions from:
Net investment income	—		(0.08)	(0.15)	(0.05)	(0.20)	(0.03)
Net realized gain	—		—	(0.08)	(0.13)	(0.14)	—
Total distributions from net investment income and net realized gains	—		(0.08)	(0.23)	(0.18)	(0.34)	(0.03)
Net asset value, end of period	$11.53		$11.17	$10.63	$11.09	$11.03	$10.88
Total return (c)	3.22	% (g)	5.82%	(2.09)%	2.12%	4.57%	10.16%
Ratios and Supplemental Data:
Net assets (in 000’s)	$2,455		$1,819	$2,475	$2,489	$583	$652
Ratio of expenses to average net assets (d)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (c) (d)	1.44	% (f)	1.58%	1.42%	1.62%	1.41%	2.76%
Portfolio turnover rate	17	% (g)	93%	31%	27%	166%	107%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2017		Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.48		$10.86	$11.16
Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.18	0.06
Net realized and unrealized gain (loss) on investments	0.28		0.44	(0.36)
Total income (loss) from investment operations	0.36		0.62	(0.30)
Net asset value, end of period	$11.84		$11.48	$10.86
Total return (d)	3.14%		5.71%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period	$12	(g)	$11 (g)	$11	(g)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.19	% (f)	1.33%	1.17	% (f)
Portfolio turnover rate	17	% (h)	93%	31%

(a)	The Conservative ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not Annualized

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012

Net asset value, beginning of period	$13.27		$12.21	$13.38	$13.19	$11.17		$9.64
Income (loss) from investment operations:
Net investment income (a) (b)	0.13		0.29	0.33	0.28	0.25		0.26
Net realized and unrealized gain (loss) on investments	0.90		1.23	(0.91)	0.24	1.88		1.31
Total income (loss) from investment operations	1.03		1.52	(0.58)	0.52	2.13		1.57
Less distributions from:
Net investment income	—		(0.18)	(0.21)	(0.19)	(0.11)		(0.01)
Net realized gain	—		(0.28)	(0.38)	(0.14)	(0.00	) (c)	(0.03)
Total distributions from net investment income and net realized gains	—		(0.46)	(0.59)	(0.33)	(0.11)		(0.04)

Net asset value, end of period	$14.30		$13.27	$12.21	$13.38	$13.19		$11.17
Total return (d)	7.76	% (g)	12.60%	(4.09)%	3.94%	19.14%		16.31%
Ratios and Supplemental Data:
Net assets (in 000’s)	$3,002		$2,518	$1,832	$859	$824		$371
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%		0.20%
Ratio of net investment income to average net assets (b) (e)	1.86	% (f)	2.30%	2.47%	2.06%	2.03%		2.50%
Portfolio turnover rate	12	% (g)	16%	21%	21%	23%		13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Amount represents less than $0.01 per share.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012

Net asset value, beginning of period	$13.08		$12.05	$13.22	$13.05	$11.07		$9.58
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.26	0.25	0.24	0.23		0.42
Net realized and unrealized gain (loss) on investments	0.89		1.21	(0.85)	0.24	1.85		1.11
Total income (loss) from investment operations	1.00		1.47	(0.60)	0.48	2.08		1.53
Less distributions from:
Net investment income	—		(0.16)	(0.19)	(0.17)	(0.10)		(0.01)
Net realized gain	—		(0.28)	(0.38)	(0.14)	(0.00	) (c)	(0.03)
Total distributions from net investment income and net realized gains	—		(0.44)	(0.57)	(0.31)	(0.10)		(0.04)

Net asset value, end of period	$14.08		$13.08	$12.05	$13.22	$13.05		$11.07
Total return (d)	7.65	% (g)	12.32%	(4.34)%	3.66%	18.89%		15.99%
Ratios and Supplemental Data:
Net assets (in 000’s)	$11,880		$9,919	$6,490	$4,817	$4,108		$2,026
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%		0.45%
Ratio of net investment income to average net assets (b) (e)	1.64	% (f)	2.10%	1.91%	1.83%	1.90%		3.86%
Portfolio turnover rate	12	% (g)	16%	21%	21%	23%		13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Amount represents less than $0.01 per share.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2017		Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$14.09		$12.62	$13.51
Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.28	0.09
Net realized and unrealized gain (loss) on investments	0.89		1.19	(0.98)
Total income (loss) from investment operations	1.00		1.47	(0.89)
Net asset value, end of period	$15.09		$14.09	$12.62
Total return (d)	7.10%		11.65%	(6.59)%
Ratios and Supplemental Data:
Net assets, end of period	$15	(g)	$14 (g)	$13	(g)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.39	% (f)	1.85%	1.66	% (f)
Portfolio turnover rate	12	% (h)	16%	21%

(a)	The Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$11.02		$10.07	$11.12	$11.75	$10.52	$9.16
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.26	0.22	0.22	0.27	0.29
Net realized and unrealized gain (loss) on investments	0.58		0.82	(0.59)	0.22	1.12	1.10
Total income (loss) from investment operations	0.69		1.08	(0.37)	0.44	1.39	1.39
Less distributions from:
Net investment income	—		(0.07)	—	(0.28)	(0.12)	(0.03)
Net realized gain	—		(0.06)	(0.68)	(0.79)	(0.04)	—
Total distributions from net investment income and net realized gains	—		(0.13)	(0.68)	(1.07)	(0.16)	(0.03)
Net asset value, end of period	$11.71		$11.02	$10.07	$11.12	$11.75	$10.52
Total return (c)	6.26	% (g)	10.79%	(3.13)%	3.83%	13.25%	15.20%
Ratios and Supplemental Data:
Net assets (in 000’s)	$5,019		$3,041	$1,604	$129	$2,002	$936
Ratio of expenses to average net assets (d)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	1.99	% (f)	2.50%	2.53%	1.83%	2.43%	2.93%
Portfolio turnover rate	20	% (g)	19%	37%	46%	80%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012

Net asset value, beginning of period	$10.67		$9.77	$11.04	$11.69	$10.48	$9.15
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.24	0.21	0.22	0.21	0.36
Net realized and unrealized gain (loss) on investments	0.57		0.78	(0.62)	0.18	1.15	1.00
Total income (loss) from investment operations	0.66		1.02	(0.41)	0.40	1.36	1.36
Less distributions from:
Net investment income	—		(0.06)	(0.18)	(0.26)	(0.11)	(0.03)
Net realized gain	—		(0.06)	(0.68)	(0.79)	(0.04)	—
Total distributions from net investment income and net realized gains	—		(0.12)	(0.86)	(1.05)	(0.15)	(0.03)
Net asset value, end of period	$11.33		$10.67	$9.77	$11.04	$11.69	$10.48
Total return (c)	6.19	% (f)	10.52%	(3.43)%	3.48%	13.02%	14.89%
Ratios and Supplemental Data:
Net assets (in 000’s)	$11,559		$11,362	$4,897	$2,765	$2,240	$1,645
Ratio of expenses to average net assets (d)	0.45	% (e)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.58	% (e)	2.34%	1.94%	1.91%	1.92%	3.55%
Portfolio turnover rate	20	% (f)	19%	37%	46%	80%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2017		Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.65		$10.63	$11.22
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.25	0.08
Net realized and unrealized gain (loss) on investments	0.57		0.77	(0.67)
Total income (loss) from investment operations	0.66		1.02	(0.59)
Net asset value, end of period	$12.31		$11.65	$10.63
Total return (d)	5.67%		9.60%	(5.26)%
Ratios and Supplemental Data:
Net assets, end of period	$12	(g)	$12 (g)	$11	(g)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.33	% (f)	2.09%	1.69	% (f)
Portfolio turnover rate	20	% (h)	19%	37%

(a)	The Moderate Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer three classes of shares: Class 1 Shares, Class 2 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

The Portfolios may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,680,622	$—	$—	$8,680,622
Short-Term Investment	220,657	—	—	220,657
Total	$8,901,279	$—	$—	$8,901,279

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,761,320	$—	$—	$9,761,320
Short-Term Investment	242,846	—	—	242,846
Total	$10,004,166	$—	$—	$10,004,166

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,279,547	$—	$—	$7,279,547
Short-Term Investment	136,225	—	—	136,225
Total	$7,415,772	$—	$—	$7,415,772

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,573,499	$—	$—	$14,573,499
Short-Term Investment	375,419	—	—	375,419
Total	$14,948,918	$—	$—	$14,948,918

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,241,294	$—	$—	$16,241,294
Short-Term Investment	396,969	—	—	396,969
Total	$16,638,263	$—	$—	$16,638,263

The Portfolios did not hold any Level 2 or Level 3 securities during the six months ended June 30, 2017.

There were no transfers into or out of any level during the six months ended June 30, 2017. It is the Portfolios’ policy to record transfers between levels at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2014-2016 tax returns or expected to be taken in each Portfolio’s 2017 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$1,938,908	$1,070,127
Balanced ETF Portfolio	3,016,348	2,754,792
Conservative ETF Portfolio	2,505,861	1,111,718
Growth ETF Portfolio	3,147,384	1,613,909
Moderate Growth ETF Portfolio	4,292,494	2,993,203

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. Please see below for the advisory fees incurred by each Portfolio for the six months ended June 30, 2017. The Advisor has engaged Milliman Financial Risk Management, LLC as the sub-advisor to the Portfolios. The sub-advisor is paid by the Advisor, not the Portfolios.

Fund	Advisory Fees
Aggressive Growth ETF Portfolio	$4,060
Balanced ETF Portfolio	4,428
Conservative ETF Portfolio	3,417
Growth ETF Portfolio	6,658
Moderate Growth ETF Portfolio	7,540

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months June 30, 2017, the Portfolios paid the following in distribution fees under the Plan.

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$9,646
Balanced ETF Portfolio	8,345
Conservative ETF Portfolio	2,848
Growth ETF Portfolio	13,175
Moderate Growth ETF Portfolio	14,036

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. For the six months ended June 30, 2017, the Trustees received fees in the amount of $4,754 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Aggressive Growth ETF Portfolio

Pruco Life Insurance Company	59%
Ohio National Life Insurance Company	31%

Balanced ETF Portfolio

Pruco Life Insurance Company	44%
Members Life Insurance Company	29%

Conservative ETF Portfolio

Members Life Insurance Company	63%

Growth ETF Portfolio

Pruco Life Insurance Company	42%
Ohio National Life Insurance Company	34%

Moderate Growth ETF Portfolio

Pruco Life Insurance Company	52%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Portfolio distributions paid for the year ended December 31, 2016 and December 31, 2015 was as follows:

	For the year ended December 31, 2016			For the year ended December 31, 2015
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$66,593	$66,484	$133,077	$41,961	$158,382	$200,343

Balanced ETF Portfolio	81,533	57,963	139,496	69,018	81,975	150,993

Conservative ETF Portfolio	36,417	—	36,417	46,775	4,086	50,861

Growth ETF Portfolio	132,774	228,055	360,829	100,330	202,996	303,326

Moderate Growth ETF Portfolio	77,934	71,839	149,773	191,797	137,052	328,849

As of December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss		Total
	Ordinary	Long-Term	Carry	and	Unrealized	Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	Appreciation	Earnings
Aggressive Growth ETF Portfolio	$117,036	$83,635	$—	$—	$403,815	$604,486
Balanced ETF Portfolio	151,879	96,702	—	—	164,840	413,421
Conservative ETF Portfolio	63,654	—	(8,111)	—	30,451	85,994
Growth ETF Portfolio	215,907	119,731	—	—	648,165	983,803
Moderate Growth ETF Portfolio	238,039	40,673	—	—	363,416	642,128

The difference between book basis and tax basis accumulated net realized gains and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2016, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Conservative ETF Portfolio	$—	$8,111	$8,111

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of ordinary income distributions, resulted in reclassifications for the following Portfolios for the year ended December 31, 2016 as follows:

	Undistributed	Undistributed
	Ordinary Income	Long-Term Gains
Fund	(Loss)	(Loss)
Aggressive Growth ETF Portfolio	$(24)	$24
Balanced ETF Portfolio	(12)	12
Moderate Growth ETF Portfolio	(14)	14

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

7.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-17	6-30-17	Period*	6-30-17	Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,088.30	$1.04	$1,023.80	$1.00
Balanced ETF Portfolio	0.20%	$1,000.00	$1,050.90	$1.02	$1,023.80	$1.00
Conservative ETF Portfolio	0.20%	$1,000.00	$1,032.90	$1.01	$1,023.80	$1.00
Growth ETF Portfolio	0.20%	$1,000.00	$1,077.60	$1.03	$1,023.80	$1.00
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,062.60	$1.02	$1,023.80	$1.00

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2017

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class 2	Expense Ratio	1-1-17	6-30-17	Period*	6-30-17	Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,086.50	$2.33	$1,022.56	$2.26
Balanced ETF Portfolio	0.45%	$1,000.00	$1,049.90	$2.29	$1,022.56	$2.26
Conservative ETF Portfolio	0.45%	$1,000.00	$1,032.20	$2.27	$1,022.56	$2.26
Growth ETF Portfolio	0.45%	$1,000.00	$1,076.50	$2.32	$1,022.56	$2.26
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,061.90	$2.30	$1,022.56	$2.26

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	1-1-17	6-30-17	Period*	6-30-17	Period*
Aggressive Growth ETF Portfolio	0.70%	$1,000.00	$1,081.10	$3.61	$1,021.32	$3.51
Balanced ETF Portfolio	0.70%	$1,000.00	$1,047.60	$3.55	$1,021.32	$3.51
Conservative ETF Portfolio	0.70%	$1,000.00	$1,031.40	$3.53	$1,021.32	$3.51
Growth ETF Portfolio	0.70%	$1,000.00	$1,071.00	$3.59	$1,021.32	$3.51
Moderate Growth ETF Portfolio	0.70%	$1,000.00	$1,056.70	$3.57	$1,021.32	$3.51

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

This Page Intentionally Left Blank.

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PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/29/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 08/29/17